Private Placement (Details) - Private Placement Warrant [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Private Placement [Line Items]
Number of shares issued (in Shares)	13,850,000
Price per unit	$ 1	$ 1
Sponsor [Member]
Private Placement [Line Items]
Number of shares issued (in Shares)		13,850,000
Price per unit	1	$ 1
Aggregate purchase price (in Dollars)		$ 13,850,000
Number of shares issued (in Shares)			13,850,000
Price per unit			$ 1
Aggregate purchase price (in Dollars)			$ 13,850,000
Series A Common Stock [Member]
Private Placement [Line Items]
Exercise price per share	$ 11.5	$ 11.5	$ 11.5